RELATED PARTY BALANCES AND TRANSACTIONS - Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Proceeds of advances from related parties	$ 2,140	$ 115,035	$ 159,938
Renren And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Proceeds of advances from related parties	2,140	113,400
Loan guarantee provided by related parties		76,007
SVF
Related Party Transaction [Line Items]
Proceeds of advances from related parties		1,600
Promissory note to related party		2,614
Proceeds from Ordinary shares issued	4,213
Ningbo Jiusheng Automobile Sales Co., Ltd.
Related Party Transaction [Line Items]
Proceeds of advances from related parties	$ 666
Renren Inc.
Related Party Transaction [Line Items]
Repayment Of Loans To Renren Inc		$ 115,501